Business combinations - Additional Information (Detail) - CNY (¥) ¥ in Thousands		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2022	Oct. 31, 2018
Nanjing Cuida Biotechnology Co Ltd [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquire since Acquisition Date		¥ (80)
Chongni network technology Co Ltd [Member]
Business Acquisition, Percentage of Voting Interests Acquired	63.65%			49.00%
Payments to Acquire Businesses, Gross	¥ 2,938		¥ 2,900
Business Combination, Step Acquisition, Equity Interest in Acquire, Percentage				49.00%
Business Combination, Consideration Transferred	3,183
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	2,900
Business Combination Purchase Price Information On Acquisition Date	300
Business Combination, Step Acquisition, Equity Interest in Acquire, Re-measurement Gain (Loss), Net	¥ 100